Other Income (Expense), Net	12 Months Ended
Mar. 31, 2015
Other Income and Expenses [Abstract]
Other Income (Expense), Net
16.	OTHER INCOME (EXPENSES), NET

	2015	2014	2013
	US$	US$	US$
Foreign exchange gains (losses), net	49,244	(121,990)	23,900
Gains (Losses) on disposal of property, plant and equipment	(37,094)	11,322	463,358
Impairment of property, plant and equipment	(7,907)	(2,103,780)	—
Rental income from third parties	957,409	1,292,903	177,556
Management fee received from a third party	52,297	77,944	—
Reversal of (Accrual for) potential tax surcharge, net	(119,873)	130,328	(60,622)
Government grants	1,044,683	837,656	443,468
Sale of scrap materials	128,037	533	213,718
Others	79,312	311,388	310,201

	2,146,108	436,304	1,571,579

Other income (expenses), net from:

	2015	2014	2013
	US$	US$	US$
Continuing operations	2,146,108	2,396,789	583,315
Discontinued operations	—	(1,960,485)	988,264

	2,146,108	436,304	1,571,579